File No. 333-81412

                     As filed with the SEC on July 24, 2002
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                       Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2
                        (Check appropriate box or boxes)

                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                           Pittsburgh, PA 15222-3779
                   (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                          Washington, D.C. 20037-1526
                                 (202) 828-2218


             It is proposed that this filing will become effective
                immediately upon filing pursuant to Rule 485(b).




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.






PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)

1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant: (23)

2.    Copy of Amended and Restated By-Laws of the Registrant; (12)

2.1   Copy of Amendment No. 5 to the By-Laws of the Registrant; (18)

2.2   Copy of Amendment No. 6 to the By-Laws of the Registrant; (18)

2.3   Copy of Amendment No.7 to the By-Laws of the Registrant; (18)

3.    Not Applicable

4.    Conformed copy of Agreement and Plan of Reorganization*

5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)

5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)

5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)

6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively;
      (10)

6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)

6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)

6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)

6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)

6.6 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.7 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.8 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.9 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.10  Conformed copy of Exhibit I to Registrant's Investment Advisory Contract;
(22)

6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000; (22)

6.12 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant (Federated Kaufmann Fund); (23)

6.13 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant (Federated Large Cap Tech Fund); (23)
6.14 Conformed copy of Exhbibit I to the Investment Advisory Contract of the Registrant (Federated Market Opportunities Fund); (23)

6.15 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (23)

7.    Conformed copy of Distributor's Contract of the Registrant; (10)

7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)

7.5   Conformed copy of Distributor's Contract (Class B Shares); (16)

7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (10)

7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund; (22)

7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Technology Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550and 811-6269)

7.11  Conformed copy of Amendment to Distributor's Contract of the Registrant;
      (23)

8.    Not Applicable....

9.    Conformed copy of the Custodian Agreement of the Registrant; (6)

9.1   Conformed copy of the Custodian Fee Schedule; (15)

10.   Conformed copy of Distribution Plan of the Registrant; (10)

10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)

10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares); (14)

10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.

10.6  Conformed copy of Amendment to the Distribution Plan (Class B Shares);
(16)

10.7  Conformed copies of Exhibits L, M, N & O to the Distribution Plan; (19)

10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)

10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund; (22)

10.10 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund; (22)

10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund; (22)

10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund; (22)

10.13 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund; (22)

10.14 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund; (22)

10.15 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated New Economy Fund; (22)

10.16 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund; (22)

10.17 Conformed copy of Exhibit T to Registrant's Distribution Plan for Class K Shares of Federated Kaufmann Fund; (22)

10.18 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (22)

10.19 Copy of Schedule A to the Distribution Plan; (19)

10.20 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704).

10.21 Conformed copy of Amendment to the Distribution Plan (Class B Shares);
      (23)

11. Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued; *

12.   Conformed copy of Opinion regarding tax consequences of Reorganization; *

13.   Conformed copy of Amended and Restated Shareholder Services Agreement;
(15)

13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (16)

13.3  Conformed copy of Shareholder Services Agreement (Class B Shares); (16)

13.4 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.6 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)

13.7 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)

13.8 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)

14. Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)

14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Ernst & Young LLP; (24)

14.2 Conformed copy of Consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP; (24)

15.   Not Applicable

16.   Conformed copy of Power of Attorney; (19)

16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)

16.2  Conformed copy of Power of Attorney of Trustee of the Registrant; (19)

16.3  Conformed copy of Limited Power of Attorney; (19)

17.   Form of Proxy. (24)

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*     Filed electronically.

2.    Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 1 on Form N-1A filed February 28, 1985.  (File Nos. 2-91090 and
811-4017)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

6.    Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

17.   Response is incorporated by reference to Registrant's Post-Effective
Amendment
      No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and
811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos.
2-91090
      and 811-4017)


20.         Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form
      N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)



21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)


22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)

24. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed January 25, 2002. (File No. 333-81372)




Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on the 24th day of July, 2002.


FEDERATED EQUITY FUNDS


By:

/s/ G. Andrew Bonnewell
G. Andrew Bonnewell
Assistant Secretary
Attorney in Fact for John F. Donahue
July 24, 2002


    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ G. Andrew Bonnewell       Attorney In Fact          July 24, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney